Schedule of Impairment of Long-Lived Assets and Allowance on Long-Term Receivables (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on equipment and intangible assets and other assets(i)	$ 573,098	3,555,845	5,725,046
Impairment on prepayment for equipment(ii)	0	0	11,813,313
Allowance (reversal of allowance) of long-term receivables(iii)	(2,889,431)	(17,927,763)	17,927,763
Total	$ (2,316,333)	(14,371,918)	35,466,122	569,139